UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    May 5, 2008

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		78

Form 13F Information Table Value Total:		$119,745

List of Other Included Managers:

NONE


                               TITLE                    VALUE      SHRS/   SHRS/    INVS
NAME OF ISSUER               OF CLASS      CUSIP      (x$1000)    PRN AMT   PRN     DSCR
-------------------------------------------------------------------------------------------------
3M Company                      COM       88579Y101        1876     23700  SHRS     SOLE
Abbott Laboratories             COM       002824100         485      8800  SHRS     SOLE
Adobe Systems Inc               COM       00724F101        1520     42700  SHRS     SOLE
Aflac Inc                       COM       001055102        1033     15900  SHRS     SOLE
Akamai Technologies             COM       00971T101        1726     61300  SHRS     SOLE
Allegheny Tech Inc              COM       01741R102        1295     18150  SHRS     SOLE
Allergan Inc.                   COM       001849010        1867     33100  SHRS     SOLE
American Movil SA               ADR       02364W105        2369     37200  SHRS     SOLE
American Tower Corp             COM       029912291        1929     49200  SHRS     SOLE
Apache Corp                     COM       037411105        1232     10200  SHRS     SOLE
Bank of America                 COM       060505104        1816     47900  SHRS     SOLE
Barclays Plc                    ADR       06738E204         471     13000  SHRS     SOLE
Berkshire Hathaway Cl B         COM       084670207         769       172  SHRS     SOLE
Burlington Northern Sante Fe    COM       12189T104        1466     15900  SHRS     SOLE
Chevrontexaco Corp              COM       166764100         425      4984  SHRS     SOLE
China Mobile LTD                ADR       16941M109        1778     23700  SHRS     SOLE
Cisco Systems Inc.              COM       17275R102        3103    128800  SHRS     SOLE
Colgate-Palmolive               COM       194162103        1426     18300  SHRS     SOLE
Comp Vale do Rio Doce           ADR       204412209        2352     67900  SHRS     SOLE
Conocophillips Com              COM       20825C104        1920     25200  SHRS     SOLE
Consol Energy Inc               COM       20854P109        2906     42000  SHRS     SOLE
Copano Energy Llc               COM       217202100         291      8500  SHRS     SOLE
Covance Inc                     COM       222816100        2539     30600  SHRS     SOLE
CVS Corporation Delaware        COM       126650100         978     24150  SHRS     SOLE
Danaher Corporation             COM       235851102         935     12300  SHRS     SOLE
Diageo PLC ADR                  ADR       386090302        2589     31835  SHRS     SOLE
Ebay, Inc.                      COM       278642103        1758     58900  SHRS     SOLE
EMC Corporation                 COM       268648102        2438    170000  SHRS     SOLE
Emerson Electric Company        COM       291011104         993     19300  SHRS     SOLE
Encana Corporation              ADR       292595104         924     12200  SHRS     SOLE
Expeditors Intl Wash            COM       302130109        1654     36600  SHRS     SOLE
Express 1 Expidited Solution    COM       815801105          34     29000  SHRS     SOLE
Exxon Mobile Corp.              COM       30231G102        1150     13600  SHRS     SOLE
FedEx Corp                      COM       31428X106        2020     21800  SHRS     SOLE
Fluor Corp.                     COM       343861100        1659     11750  SHRS     SOLE
Freeport McMoran Copper A       COM       35671D857         212      2200  SHRS     SOLE
Gamestop Corp Cl A New          COM       36467W109         357      6900  SHRS     SOLE
General Electric                COM       369604103        4948    133703  SHRS     SOLE
Hartford Finl. Services         COM       416515104        1462     19300  SHRS     SOLE
Henry Schein Inc                COM       806407102        1986     34600  SHRS     SOLE
Honda Motor Co Ltd Adr          ADR       438128308         784     27200  SHRS     SOLE
HSBC Holdings PLC-SPON          ADR       404280406        1494     18150  SHRS     SOLE
Intel Corporation               COM       458140100         638     30100  SHRS     SOLE
International Game Tech         COM       459902102        1013     25200  SHRS     SOLE
J.P. Morgan Chase & Co.         COM       46625H100         915     21310  SHRS     SOLE
Johnson & Johnson               COM       478160104        1758     27100  SHRS     SOLE
Marshall & Ilsley Corp          COM       571834100         332     14304  SHRS     SOLE
MasterCard                      COM       57636Q104        1639      7350  SHRS     SOLE
McCormick & Co.                 COM       579780206         410     11100  SHRS     SOLE
Medtronic Inc                   COM       585055106         919     19000  SHRS     SOLE
Microsoft Corporation           COM       594918104        3482    122707  SHRS     SOLE
Monsanto                        COM       61166W101        4460     40000  SHRS     SOLE
Norfolk Southern Corp           COM       655844108        1119     20600  SHRS     SOLE
Novartis A G Spon ADR           ADR       66987V107        1639     32000  SHRS     SOLE
Paincare Holdings Inc           COM       69562E104           1     12050  SHRS     SOLE
PepsiCo Inc.                    COM       713448108        3206     44400  SHRS     SOLE
Petroleo Brasileiro Adrf        ADR       71654V408         725      7100  SHRS     SOLE
Procter & Gamble                COM       742718109        3078     43934  SHRS     SOLE
Republic Bancorp Incl KY Cl     COM       760281204         210     11104  SHRS     SOLE
Roche Hldg Ltd Spon Adrf        ADR       771195104        2165     22950  SHRS     SOLE
Schlumberger Ltd.               ADR       806857108        2358     27100  SHRS     SOLE
Schwab Charles Corp             COM       808513105        1695     90000  SHRS     SOLE
Starbucks Corporation           COM       855244109         565     32300  SHRS     SOLE
Stryker Corp                    COM       863667101        1815     27900  SHRS     SOLE
Suncor Energy                   ADR       867229106         732      7600  SHRS     SOLE
Tenaris S A                     ADR       88031M109         922     18500  SHRS     SOLE
Textron Incorporated            COM       883203101        1424     25700  SHRS     SOLE
Thermo Fisher Scientific        COM       883556102        2370     41700  SHRS     SOLE
Toyota Motor                    ADR       892331307        1271     12600  SHRS     SOLE
Transocean                      COM       893817106         754      5580  SHRS     SOLE
UNITED COMM BANCORP             COM       909835100         250     20000  SHRS     SOLE
United Technologies Corp.       COM       913017109        1108     16100  SHRS     SOLE
Verizon Communications          COM       92343V104        2522     69200  SHRS     SOLE
VF Corporation                  COM       918204108        1946     25100  SHRS     SOLE
Walgreen Company                COM       931422109        2400     63000  SHRS     SOLE
Wells Fargo & Co                COM       949746101         890     30600  SHRS     SOLE
Williams Companies, Inc.        COM       969457100         669     20300  SHRS     SOLE
XTO Energy                      COM       98385X106        1339     21650  SHRS     SOLE
